Net earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of earnings per share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	2025	2024
	$	$

Net earnings	206,088	16,267

Basic weighted average number of common shares outstanding (in thousands)	187,775	186,290
Dilutive effect of share options	971	915
Dilutive effect of RSUs and DSUs	406	376
Diluted weighted average number of common shares (in thousands)	189,152	187,581

Net earnings per share
Basic	1.10	0.09
Diluted	1.09	0.09